Included in Profit/(Loss) Before Royalties and Taxation - Schedule of Amounts Included in Profit/(Loss) Before Royalties and Taxation (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about amounts included in profit before royalties and taxation [abstract]
Operating lease charges	[1]	$ 0.0	$ 0.0	$ (2.3)
Damang - contract termination	[1],[2]	(1.1)	(13.1)	0.0
Loss on buy-back of notes	[1]	0.0	(5.0)	0.0
Social contributions and sponsorships	[1]	(13.7)	(18.0)	(15.1)
Loss on sale of inventory	[1],[3]	0.0	0.0	(8.9)
Rehabilitation (expense)/income	[1]	(1.5)	(13.4)	0.9
Restructuring costs	[4]	(2.0)	(0.6)	(113.9)
Salares VAT	[5]	$ 23.9	$ 0.0	$ 0.0

[1]	Included under “Other costs, net” in the consolidated income statement.
[2]	Refer note 13.2 for further details.
[3]	The loss on sale of inventory related to the sale of inventory at Tarkwa as part of the transition to contractor mining.
[4]	The restructuring costs in 2020 comprise mainly separation packages at Tarkwa amounting to US$1.2 million (2019: US$0.3 million and 2018: US$88.8 million), St Ives of US$0.8 million (2019: US$nil and 2018: US$nil), South Deep amounting to US$nil (2019: US$0.3 million and 2018: US$11.2 million) and Damang amounting to US$nil (2019: US$nil and 2018: US$13.9 million). The restructuring costs of US$88.8 million at Tarkwa in 2018 related to the transition to contractor mining.
[5]	The US$23.9 million income related to a submission of VAT claims for expenses incurred from 2010 to June 2020 at Salares Norte to the Chilean tax authority which become claimable from the commencement of construction in 2020.